Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Interest, net of capitalized interest	$ 2.6	$ 1.6	$ 116.2	$ 69.5	$ 44.3
Income taxes	0.1	0.3	1.2	1.3	0.1
Supplemental Cash Flow [Line Items]
Net cash flows from operating activities	(125.0)	(7.0)	(110.2)	(270.8)	(180.5)
Cash and Cash Equivalents, at Carrying Value	31.1	191.8	45.3	227.0	42.0	216.8
Supplemental cash flow, noncash investing and financing activities [Abstract]
Capital investments	10.3	6.9
Issuance of restricted stock and restricted stock units			3.0	5.4	5.7
Interest, net of capitalized interest	2.6	1.6	116.2	69.5	44.3
Income taxes	0.1	0.3	1.2	1.3	0.1
Restricted stock and RSUs [Member]
Supplemental cash flow, noncash investing and financing activities [Abstract]
Issuance of restricted stock and restricted stock units	3.1	2.3
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Supplemental cash flow, noncash investing and financing activities [Abstract]
Capital investments			10.2	13.9	10.2
AK Coal [Member]
Supplemental cash flow, noncash investing and financing activities [Abstract]
Issuance of note payable for AK Coal purchase (at fair value)			0	0	10.2
Variable Interest Entity, Primary Beneficiary [Member] | SunCoke Middletown [Member]
Supplemental Cash Flow [Line Items]
Net cash flows from operating activities	14.0	23.7	82.6	55.2	(15.7)
Cash and Cash Equivalents, at Carrying Value	0.4		14.2	0
Supplemental cash flow, noncash investing and financing activities [Abstract]
Capital investments			$ 0	$ 0	$ 16.3